Property, Plant and Equipment - Transfers Between Classifications -2023 - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 CAD ($)
land building plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from construction in progress, property, plant and equipment	$ 1,300,000,000
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from construction in progress, property, plant and equipment	$ 290,000,000